Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Open Tax Years
The Company files federal income tax returns in the United States and in the states of Virginia, Delaware, Maryland, North Carolina, Louisiana, and Florida.  The Company is no longer subject to United States federal and state income tax examinations by tax authorities for years prior to 2010, except for the 2009 North Carolina state income tax return which included NOLs that are yet to be utilized. Additionally, NOLs that were generated in 2010 and later years have not been utilized and cause those to be considered open years from a tax examination perspective.
Correction of Immaterial Error
During the second quarter of 2015, we corrected an immaterial error in footnote (21) Income Taxes as reported in the 2014 Form 10-K. We determined that the gross deferred tax assets, the gross deferred tax liabilities, and the related valuation allowance were overstated by $13.8 million, $48 thousand, and $13.7 million, respectively, as of December 31, 2014. The Company maintained a full valuation allowance on its net deferred tax assets at December 31, 2014, therefore there was no impact to the consolidated balance sheets, consolidated statements of operations, consolidated statements of comprehensive income, consolidated statements of changes in shareholders' equity, or consolidated statements of cash flows, as presented in the 2014 Form 10-K. The error was not considered material in relation to the consolidated financial statements at December 31, 2014.
Provision for Income Taxes
The current and deferred components of income tax expense for the years ended December 31, 2015, 2014, and 2013 were as follows.

(in thousands)	2015	2014		2013
Current	$147	$6		$(90)
Deferred	2,652	5,620	(a)	567	(a)
Deferred tax asset valuation allowance	(95,111)	(5,620)	(a)	(567)	(a)
Income tax expense (benefit)	$(92,312)	$6		$(90)
(a) Denotes amounts changed from reported amounts in the 2014 Form 10-K, footnote (21) Income Taxes.

The Company recognizes interest and penalties related to unrecognized tax benefits as part of the tax provision.  The Company recognized minimal amounts in penalties and fees for the years ended December 31, 2015, 2014, and 2013.  The Company has no uncertain tax positions at December 31, 2015. The provisions for income taxes for the years ended December 31, 2015, 2014, and 2013 differ from the amount computed by applying the statutory federal income tax rate to income before taxes due to the following.

(in thousands)	2015	2014		2013
Federal income tax expense (benefit),
at statutory rate	$834	$3,432		$1,983
Change resulting from:
Change in statutory rates	2,653	—		—
Loss of deferred tax assets due to Section 382 limitation	756	1,413	(a)	653	(a)
State income tax, net of federal benefit	95	4		(59)
Minority Interest	(609)	(165)		(588)
Valuation allowance of deferred tax assets	(95,111)	(5,620)	(a)	(567)	(a)
Officers' life insurance	(470)	(1,374)		(1,151)
True-up of deferred tax assets and liabilities	(314)	2,128		(603)
Return to provision adjustments	(117)	36		178
Other	(29)	152		64
Income tax expense (benefit)	$(92,312)	$6		$(90)
(a) Denotes amounts changed from reported amounts in the 2014 Form 10-K, footnote (21) Income Taxes.

Deferred Income Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2015 and 2014 were as follows.

(in thousands)	2015	2014
Deferred tax assets:
Allowance for loan losses	$38,137	$44,935	(a)
Federal net operating loss carryforward	103,578	100,428	(a)
State net operating loss carryforward	4,431	5,895	(a)
AMT carryforward	502	502
Impairment of other real estate owned, securities and other assets	10,812	7,845	(a)
Nonaccrual loan interest	6,024	6,282	(a)
Accrued expenses	1,232	1,761
Nonqualified deferred compensation	2,546	1,316
Other	160	—
Total deferred tax assets
before valuation allowance	167,422	168,964	(a)
Valuation allowance	(60,695)	(155,018)	(a)
Total deferred tax assets	106,727	13,946	(a)
Deferred tax liabilities:
Prepaid expenses	631	648	(a)
Deferred loan costs	1,040	936
Fair value adjustment to net assets
acquired in business combinations	10,255	10,143	(a)
Unrealized gain on securities
available for sale	318	789
Depreciation	2,302	1,390	(a)
Other	39	40
Total deferred tax liabilities	14,585	13,946	(a)
Net deferred tax asset	$92,142	$—
(a) Denotes amounts changed from reported amounts in the 2014 Form 10-K, footnote (21) Income Taxes.

At December 31, 2015, the Company had net operating loss carryforwards of $295.9 million, that are factored into the federal net operating loss carryforward deferred tax asset, and which are available to offset future federal and state taxable income, if any, through 2036, however due to the 20-year carryforward period limitation, they will start to expire in 2029.  In addition, the Company has alternative minimum tax (“AMT”) credit carryforwards of $502 thousand, which are available to reduce federal regular income taxes, if any, over an indefinite period.

In addition to a net operating loss and AMT carryforwards, our net deferred tax asset consisted primarily of three asset components offset by one liability component:  (1) At December 31, 2015, the timing difference related to the allowance for loan losses was $105.3 million, resulting in a deferred tax asset of $38.1 million.  (2) The timing difference related to impairment of other real estate owned, securities, and other assets was $29.9 million, resulting in a deferred tax asset of $10.8 million.  (3) Interest income related to non-performing loans (referred to as “lost interest”) is recognized as taxable income for tax purposes, but is not recorded as income for book purposes.  Lost interest was $16.6 million at December 31, 2015, resulting in a deferred tax asset of $6.0 million.  The aggregate deferred tax effect of all purchase accounting entries related to the acquisitions of GFH and Shore Financial Corporation resulted in a net deferred tax liability of $10.3 million at December 31, 2015.

Valuation Allowance
A valuation allowance related to all components of net deferred tax assets was established in 2009 and adjusted, as necessary, each reporting period.  The valuation allowance was established based upon a determination that it was not more likely than not that the deferred tax assets would be fully realized primarily as a result of the significant operating losses experienced by the Company during year-end 2009 and thereafter.  Accounting Standards Codification (“ASC”) 740-10-30-18 states that four possible sources of taxable income may be available under the tax law to realize a tax benefit for deductible temporary differences. In accordance with ASC 740-10-30-17, management evaluated all available evidence, both positive and negative, assessing the objectivity of the evidence and giving more weight to that evidence which is more objective than evidence which is subjective. Positive and negative evidence refers to factors affecting the predictability of one or more of the four sources of taxable income. The four sources of taxable income include:

•	Taxable income in prior carryback years;

•	Future reversals of existing taxable temporary differences;

•	Tax planning strategies; and

•	Future taxable income exclusive of reversing temporary differences and carryforwards.
Net operating losses incurred in years prior to 2015 have been carried back to the fullest extent of the law; therefore, no additional carryback claims are available to the Company. ASC 740-10-30-18 states that if a company has future taxable temporary differences greater than its deductible temporary differences and NOL carryforwards, there is no need to consider other sources of taxable income in concluding that a valuation allowance is not necessary. In analyzing the need for a valuation allowance, the Company projected and scheduled the reversals of temporary differences, including utilization of our NOL carryforwards, as of December 31, 2015. Even though the Company has future taxable temporary differences, the timing and amount of these is insufficient to offset future deductible temporary differences and NOL carryforwards. The Company has not considered any qualified tax planning strategies as a source of taxable income.
The positive evidence at December 31, 2015 identified by the Company included the fact that it has been in a positive cumulative pre-tax income position for the previous three years; the Company expects to generate taxable income in future years, sufficient to absorb a portion of net deferred tax assets; and a significant portion of the deferred tax assets relates to federal net operating losses of $295.9 million, which under current law can be carried forward 20 years.
Management's estimate of future taxable income is based on internal projections which consider historical performance, various internal estimates and assumptions, as well as certain external data, all of which, while inherently subject to judgment, management believes to be reasonable. If actual results differ significantly from the current estimates of future taxable income, even if caused by adverse macro-economic conditions, the valuation allowance may need to be increased for some or all of the Company’s net deferred tax assets. Such an increase to the deferred tax asset valuation allowance could have a material adverse effect on the Company’s financial condition and results of operations.
Based on our projections, the Company does not believe it will have sufficient future income to absorb all NOL’s totaling $108.0 million, net, resulting in a valuation allowance of $60.7 million as of December 31, 2015, and $47.3 million of NOL’s that are more likely than not expected to be realized. Based on the projections performed, portions of the federal and state NOLs generated in 2012, 2013, and 2014 will expire without being fully utilized in 2032, 2033, and 2034, respectively. In addition, the NOL generated in the state of Virginia is expected to expire without being full utilized. At December 31, 2015, the remaining $44.8 million of existing net deferred tax assets are not related to net operating losses and therefore have no expiration date, and are expected to be fully utilized. The table below summarizes Federal and State NOL carryforwards as of December 31, 2015:

(in thousands)
Type of NOL	Expiration Dates	NOL Balance in DTA	Valuation Allowance	Net DTA for NOLs
Federal	2029 - 2035	$103,578	$(57,858)	$45,720
State	2029 - 2035	4,431	(2,837)	1,594
Total		$108,009	$(60,695)	$47,314

Based upon the Company's projections for future taxable income over the periods in which the deferred tax assets are deductible, the Company believes it is more likely than not that as of December 31, 2015, a portion of the Company's existing deductible temporary differences, $92.1 million, will reverse during periods in which the Company generates net taxable income.